UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund:  BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Above-Average Yield - 1.9%

Aerospace & Defense - 0.0%	Honeywell International, Inc.	700	$19,502

Capital Markets - 0.1%	The Bank of New York Mellon Corp.	2,572	72,659

Chemicals - 0.1%	E.I. du Pont de Nemours & Co.	2,500	55,825

Commercial Banks - 0.0%	U.S. Bancorp	500	7,305

Diversified Financial Services - 0.2%	JPMorgan Chase & Co.	4,632	123,118

Diversified Telecommunication Services - 0.2%	AT&T Inc.	2,740	69,048
	Verizon Communications, Inc.	3,100	93,620

			162,668

Electric Utilities - 0.1%	The Southern Co.	2,400	73,488

Electrical Equipment - 0.0%	Emerson Electric Co.	500	14,290

Food Products - 0.2%	General Mills, Inc.	2,200	109,736

Household Products - 0.0%	Clorox Co.	600	30,888

Industrial Conglomerates - 0.1%	Tyco International Ltd.	2,925	57,213

Multi-Utilities - 0.1%	Dominion Resources, Inc.	1,600	49,584

Oil, Gas & Consumable Fuels - 0.3%	Chevron Corp.	900	60,516
	Exxon Mobil Corp.	1,900	129,390

			189,906

Pharmaceuticals - 0.4%	Bristol-Myers Squibb Co.	6,100	133,712
	Pfizer, Inc.	3,300	44,946
	Wyeth	1,800	77,472

			256,130

Semiconductors & Semiconductor Equipment - 0.1%	Analog Devices, Inc.	2,600	50,102

	Total Above-Average Yield		1,272,414

Below-Average Price/Earnings Ratio - 1.0%

Aerospace & Defense - 0.0%	Northrop Grumman Corp.	600	26,184

Capital Markets - 0.0%	Morgan Stanley	300	6,831

Computers & Peripherals - 0.2%	Hewlett-Packard Co.	3,000	96,180

Diversified Financial Services - 0.0%	Bank of America Corp.	1,100	7,502

Food Products - 0.3%	Kraft Foods, Inc.	4,600	102,534
	Unilever NV (a)	4,500	88,200

			190,734

Insurance - 0.2%	ACE Ltd.	100	4,040
	MetLife, Inc.	1,900	43,263
	Prudential Financial, Inc.	700	13,314
	The Travelers Cos., Inc.	2,134	86,726

			147,343

Media - 0.1%	Viacom, Inc. Class B (b)	3,900	67,782

Metals & Mining - 0.0%	Nucor Corp.	400	15,268

Office Electronics - 0.2%	Xerox Corp.	20,100	91,455

Software - 0.0%	Microsoft Corp.	500	9,185

	Total Below-Average Price/Earnings Ratio		658,464

Low Price-to-Book Value - 0.8%

Aerospace & Defense - 0.1%	Raytheon Co.	1,400	54,516

Commercial Banks - 0.0%	Wells Fargo & Co.	500	7,120

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Low Price-to-Book Value (concluded)

Communications Equipment - 0.0%	Corning, Inc.	700	$9,289

Energy Equipment & Services - 0.1%	Halliburton Co.	4,900	75,803

Household Products - 0.1%	Kimberly-Clark Corp.	1,900	87,609

Insurance - 0.0%	Hartford Financial Services Group, Inc.	500	3,925

Machinery - 0.1%	Deere & Co.	1,600	52,592

Media - 0.1%	Walt Disney Co.	2,500	45,400

Oil, Gas & Consumable Fuels - 0.0%	Anadarko Petroleum Corp.	1,000	38,890

Semiconductors & Semiconductor Equipment - 0.3%	Fairchild Semiconductor International, Inc. (b)	5,400	20,142
	LSI Corp. (b)	37,200	113,088
	Micron Technology, Inc. (b)	14,700	59,682

			192,912

	Total Low Price-to-Book Value		568,056

Price-to-Cash Flow - 0.4%

Diversified Telecommunication Services - 0.2%	Qwest Communications International, Inc.	35,400	121,068

Media - 0.2%	Time Warner Cable, Inc.	1,406	34,877
	Time Warner, Inc.	5,600	108,080

			142,957

Oil, Gas & Consumable Fuels - 0.0%	Peabody Energy Corp.	1,400	35,056

	Total Price-to-Cash Flow		299,081

Special Situations - 0.6%

Communications Equipment - 0.0%	Nokia Oyj (a)	800	9,336

Computers & Peripherals - 0.1%	International Business Machines Corp.	900	87,201

Energy Equipment & Services - 0.1%	BJ Services Co.	3,700	36,815

Health Care Equipment & Supplies - 0.1%	Baxter International, Inc.	600	30,732
	Covidien Ltd.	1,025	34,071

			64,803

Pharmaceuticals - 0.2%	Schering-Plough Corp.	4,900	115,395

Semiconductors & Semiconductor Equipment - 0.1%	Intel Corp.	4,000	60,200

	Total Special Situations		373,750

	Total Long-Term Investments (Cost - $2,739,512) - 4.7%		3,171,765

	Short-Term Securities	Par (000)

	US Government Obligations

	US Treasury STRIPS, 1.26%, 11/15/09 (c)(d)	$7,583	7,551,925
	US Treasury STRIPS, 2.11%, 11/15/09 (c)(d)	47,937	47,815,863
	US Treasury STRIPS, 1.197%, 11/15/09 (c)(d)	8,508	8,483,344

	Total Short-Term Securities (Cost - $63,281,375) - 95.4%		63,851,132

	Total Investments (Cost - $66,020,887*) - 100.1%		67,022,897
	Liabilities in Excess of Other Assets - (0.1)%		(94,479)

	Net Assets - 100.0%		$66,928,418

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments March 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$69,766,845

Gross unrealized appreciation	—
Gross unrealized depreciation	$(2,743,948)

Net unrealized depreciation	$(2,743,948)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(d)	Separately Traded Registered Interest and Principal of Securities.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

•

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,171,765
Level 2	63,851,132
Level 3	—

Total	$67,022,897

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: May 20, 2009